Share capital (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended						12 Months Ended
	Feb. 19, 2019 CAD ($) $ / shares	Sep. 28, 2018 USD ($)	Mar. 29, 2018 USD ($)	Sep. 29, 2017 USD ($)	Sep. 27, 2017 USD ($) shares	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 $ / shares
Statements [Line Items]
Increase (decrease) in number of shares outstanding | shares					24,000,000
Proceeds from issuing shares					$ 189,090
Dividends paid		$ 2,019	$ 2,026	$ 1,912		$ 1,774	$ 4,045		$ 3,686
Dividends declared, amount per share | $ / shares	$ 0.01							$ 0.01		$ 0.01
Dividends declared	$ 2,613